Right of use assets & lease liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Right of use assets & lease liabilities
Schedule of right of use assets and lease liabilities

	Year ended March 31,
Leases under IFRS 16 recognized in Consolidated Income Statement	2025	2024	2023
	€M	€M	€M
Interest on lease liabilities	9.0	8.8	6.8
Depreciation charge	63.3	65.2	84.0
Lease charge for the year	72.3	74.0	90.8

	At March 31,
Right of use-assets	2025	2024	2023
Balance at beginning of year	166.5	209.1	133.7
Depreciation charge for the year	(63.3)	(65.2)	(84.0)
Additions	22.8	22.6	47.2
Modification of leases*	22.5	—	112.2
Balance at end of year	148.5	166.5	209.1

	At March 31,
Lease Liabilities	2025	2024	2023
Balance at beginning of year	164.6	206.3	138.3
Additions	—	—	9.9
Financing cash outflows from lease liabilities	(46.9)	(51.5)	(58.9)
Interest expense	9.0	8.8	6.8
Modification of leases*	22.5	—	112.2
Exchange movements	(0.1)	1.0	(2.0)
Balance at end of year	149.1	164.6	206.3

	At March 31,
Lease Liabilities	2025	2024	2023
Current lease liability	37.7	39.4	43.2
Non-current lease liability	111.4	125.2	163.1
Total lease liabilities at end of year	149.1	164.6	206.3

A maturity analysis of our lease liabilities as at March 31, 2025 has been disclosed within Note 11.
* Relates to the extension of 3 Airbus A320 leases during FY25 and 24 Airbus A320 leases during FY23.